Quarterly Report
August 31, 2019
MFS®  Charter Income Trust

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 119.6%
Aerospace – 0.9%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$480,000	$467,400
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (z)		295,000	299,425
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		140,000	147,462
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		213,000	225,005
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	285,231
TransDigm, Inc., 6.5%, 7/15/2024		1,275,000	1,316,437
TransDigm, Inc., 6.5%, 5/15/2025		300,000	312,750
TransDigm, Inc., 6.375%, 6/15/2026		625,000	655,931
			$3,709,641
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027		$132,000	$135,822
Asset-Backed & Securitized – 4.2%
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$1,120,000	$1,117,729
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.739% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)		308,159	301,246
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062		749,508	841,682
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		1,335,878	1,435,191
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061		911,597	1,012,348
Commercial Mortgage Pass-Through Certificates, 2019-BNK19, 3.183%, 8/15/2061 (z)		2,000,000	2,151,116
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	530,514
Crest Ltd., CDO, 0.001%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,071,620	153,019
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		592,000	587,025
Flagship CLO, 2014-8A, “BRR”, FLR, 3.722% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)		1,142,526	1,134,902
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.517% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)		290,500	290,488
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)		940,000	926,387
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 3.297% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		385,000	385,601
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		2,526,000	2,512,228
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.103% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		693,000	686,806
Morgan Stanley Capital I Trust, “2019-H7, ”A4“, 3.261%, 7/15/2052		1,217,392	1,316,900
Octagon Investment Partners XVII Ltd., 2013-1A, ”BR2“, FLR, 3.675% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		1,050,000	1,030,767
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, ”A5“, 3.148%, 5/15/2048		768,632	810,669
			$17,224,618
Automotive – 1.7%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$2,186,000	$2,249,066
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		310,000	317,750
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		100,000	107,250
FCA Bank S.p.A., 1%, 2/21/2022	EUR	100,000	112,357
Ferrari N.V., 1.5%, 3/16/2023		350,000	401,273
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023		100,000	111,775
General Motors Co., 6.75%, 4/01/2046		$123,000	146,352
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,095,000	1,166,175
Lear Corp., 3.8%, 9/15/2027		162,000	163,339
Lear Corp., 4.25%, 5/15/2029		185,000	191,727
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	100,000	116,389
LKQ European Holdings B.V., 3.625%, 4/01/2026		300,000	349,168
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		$915,000	892,125
Volkswagen Financial Services AG, 2.125%, 6/27/2024	GBP	100,000	123,615
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	165,000	189,882
Volkswagen International Finance N.V., 1.875%, 3/30/2027		100,000	117,610
Volkswagen Leasing GmbH, 1.5%, 6/19/2026		100,000	114,812
			$6,870,665

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 2.7%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (z)		$290,000	$304,500
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		455,000	476,612
Discovery, Inc., 4.125%, 5/15/2029		78,000	83,430
Fox Corp., 4.709%, 1/25/2029 (n)		43,000	49,769
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		85,000	91,800
iHeartCommunications, Inc., 5.25%, 8/15/2027 (z)		165,000	173,486
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		525,000	562,695
Match Group, Inc., 6.375%, 6/01/2024		1,010,000	1,063,025
Match Group, Inc., 5%, 12/15/2027 (n)		555,000	582,750
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	400,000	470,471
Netflix, Inc., 5.875%, 2/15/2025		$1,265,000	1,396,244
Netflix, Inc., 4.875%, 4/15/2028		280,000	292,950
Netflix, Inc., 5.875%, 11/15/2028		375,000	419,531
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	625,000	781,115
Netflix, Inc., 4.625%, 5/15/2029		105,000	131,227
Netflix, Inc., 3.875%, 11/15/2029 (n)		600,000	712,517
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$765,000	797,512
SES S.A., 1.625%, 3/22/2026	EUR	200,000	235,751
Univision Communications, Inc., 5.125%, 2/15/2025 (n)		$200,000	192,978
WMG Acquisition Corp., 5%, 8/01/2023 (n)		210,000	215,250
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	418,500	476,643
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		$1,120,000	1,156,400
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		225,000	235,688
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	120,000	139,894
			$11,042,238
Brokerage & Asset Managers – 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$145,000	$147,988
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	100,000	120,347
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$292,000	316,593
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		230,000	235,514
			$820,442
Building – 3.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,175,000	$1,217,594
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		1,365,000	1,446,900
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		682,000	672,623
Core & Main LP, 6.125%, 8/15/2025 (n)		755,000	766,325
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		205,000	224,262
HD Supply, Inc., 5.375%, 10/15/2026 (n)		1,460,000	1,555,192
Holcim Finance (Luxembourg) S.A., 1.375%, 5/26/2023	EUR	150,000	173,383
Imerys S.A., 1.5%, 1/15/2027		200,000	235,380
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$205,000	210,125
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		730,000	748,250
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		133,000	136,940
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		179,000	184,791
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		470,000	445,325
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		380,000	388,550
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		921,000	944,486
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		637,000	601,169
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		975,000	1,003,031
Standard Industries, Inc., 6%, 10/15/2025 (n)		885,000	930,356
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,015,000	1,031,494
			$12,916,176
Business Services – 1.7%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$535,000	$554,394
CDK Global, Inc., 4.875%, 6/01/2027		870,000	898,919
Equinix, Inc., 5.75%, 1/01/2025		510,000	531,675

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Equinix, Inc., 5.875%, 1/15/2026		$225,000	$239,344
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	250,000	277,887
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$146,000	156,481
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	128,371
Fidelity National Information Services, Inc., 5%, 10/15/2025		$39,000	44,572
Fidelity National Information Services, Inc., 1.5%, 5/21/2027	EUR	100,000	119,870
Fidelity National Information Services, Inc., 3.36%, 5/21/2031	GBP	100,000	136,108
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		$560,000	630,000
Fiserv, Inc., 3%, 7/01/2031	GBP	100,000	130,857
Fiserv, Inc., 4.4%, 7/01/2049		$70,000	80,550
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027		140,000	143,763
MSCI, Inc., 5.75%, 8/15/2025 (n)		410,000	430,500
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,825,000	1,909,406
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		550,000	588,819
			$7,001,516
Cable TV – 5.5%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$270,000	$287,550
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,940,000	1,983,650
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		580,000	602,475
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,770,000	1,873,987
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		895,000	953,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		135,000	164,746
Comcast Corp., 4.7%, 10/15/2048		296,000	370,875
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		705,000	745,538
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,665,000	2,851,550
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		500,000	562,500
DISH DBS Corp., 5.875%, 11/15/2024		845,000	803,849
Eutelsat S.A., 2.25%, 7/13/2027	EUR	300,000	349,645
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		$435,000	387,150
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,030,000	937,300
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	195,760
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		$1,300,000	1,356,875
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		255,000	277,876
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		750,000	763,125
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	731,438
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		800,000	813,600
Time Warner Cable, Inc., 4.5%, 9/15/2042		119,000	118,094
Videotron Ltd., 5.375%, 6/15/2024 (n)		350,000	378,000
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,735,000	1,826,087
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		300,000	311,913
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		865,000	886,625
Virgin Media Secured Finance PLC, 5%, 4/15/2027	GBP	385,000	490,720
VTR Finance B.V., 6.875%, 1/15/2024 (n)		$431,000	445,546
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,155,000	1,193,981
			$22,663,630
Chemicals – 1.5%
Argentum Netherlands B.V. for Givaudan S.A., 2%, 9/17/2030	EUR	100,000	$128,891
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$2,170,000	2,246,167
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	622,200
Element Solutions, Inc., 5.875%, 12/01/2025 (z)		135,000	140,906
Sociedad Quimica y Minera de Chile S.A., 4.25%, 5/07/2029 (n)		578,000	625,685
SPCM S.A., 4.875%, 9/15/2025 (n)		910,000	930,475
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	815,000	902,891
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026		200,000	221,569
Symrise AG, 1.25%, 11/29/2025		140,000	163,200
			$5,981,984

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.0%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$321,000	$343,079
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		780,000	792,891
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		670,000	756,004
Microsoft Corp., 4.1%, 2/06/2037		436,000	526,502
SAP S.E., 1.625%, 3/10/2031	EUR	200,000	252,828
VeriSign, Inc., 5.25%, 4/01/2025		$1,195,000	1,305,538
VeriSign, Inc., 4.75%, 7/15/2027		245,000	259,088
			$4,235,930
Computer Software - Systems – 1.3%
Apple, Inc., 4.5%, 2/23/2036		$217,000	$267,526
Apple, Inc., 4.25%, 2/09/2047		223,000	270,710
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,610,000	1,714,650
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		625,000	651,381
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,270,000	1,301,750
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,195,000	1,254,750
			$5,460,767
Conglomerates – 2.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$640,000	$683,200
Blitz F18-674 GmbH, 6%, 7/30/2026	EUR	270,000	322,225
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		$985,000	1,041,638
EnerSys, 5%, 4/30/2023 (n)		835,000	860,050
Entegris, Inc., 4.625%, 2/10/2026 (n)		910,000	937,300
Gates Global LLC, 6%, 7/15/2022 (n)		436,000	433,820
General Electric Co., 0.375%, 5/17/2022	EUR	200,000	216,521
General Electric Co., 4.5%, 3/11/2044		$81,000	81,857
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	120,000	141,074
MTS Systems Corp., 5.75%, 8/15/2027 (z)		$425,000	444,125
Roper Technologies, Inc., 4.2%, 9/15/2028		152,000	168,765
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		870,000	904,800
TriMas Corp., 4.875%, 10/15/2025 (n)		1,605,000	1,625,062
United Technologies Corp., 4.125%, 11/16/2028		190,000	217,340
Wabtec Corp., 4.95%, 9/15/2028		140,000	156,248
			$8,234,025
Construction – 0.7%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		$730,000	$773,800
Toll Brothers Finance Corp., 4.875%, 11/15/2025		605,000	648,862
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,480,000	1,546,600
			$2,969,262
Consumer Products – 0.6%
Coty, Inc., 6.5%, 4/15/2026 (n)		$460,000	$434,700
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		880,000	927,300
Mattel, Inc., 6.75%, 12/31/2025 (n)		85,000	87,337
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	262,756
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		272,000	282,179
Whirlpool Corp., 4.75%, 2/26/2029		328,000	369,073
			$2,363,345
Consumer Services – 1.4%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$495,000	$518,513
Booking Holdings, Inc., 1.8%, 3/03/2027	EUR	200,000	243,975
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	805,613
Experian Finance PLC, 4.25%, 2/01/2029 (n)		296,000	336,688
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		525,000	569,625
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	200,000	226,893
IHS Markit Ltd., 3.625%, 5/01/2024		$66,000	68,534

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
IHS Markit Ltd., 4.25%, 5/01/2029		$99,000	$107,302
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	150,000	179,643
Matthews International Corp., 5.25%, 12/01/2025 (n)		$318,000	302,895
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		320,000	341,696
Priceline Group, Inc., 3.55%, 3/15/2028		141,000	152,716
Realogy Group LLC, 9.375%, 4/01/2027 (n)		605,000	523,325
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,055,000	1,107,360
Visa, Inc., 4.3%, 12/14/2045		150,000	190,455
			$5,675,233
Containers – 2.5%
ARD Finance S.A., 7.125%, 9/15/2023		$850,000	$872,312
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		441,211	453,007
Berry Global Group, Inc., 5.5%, 5/15/2022		840,000	854,112
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		365,000	348,575
Crown American LLC, 4.5%, 1/15/2023		875,000	918,750
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		910,000	944,125
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		900,000	945,000
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		805,000	724,500
Reynolds Group, 5.75%, 10/15/2020		494,245	495,481
Reynolds Group, 5.125%, 7/15/2023 (n)		450,000	462,623
Reynolds Group, 7%, 7/15/2024 (n)		365,000	377,319
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		337,000	341,634
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,164,112
Silgan Holdings, Inc., 4.75%, 3/15/2025		855,000	877,529
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (z)		400,000	430,000
			$10,209,079
Electrical Equipment – 0.3%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$495,000	$441,788
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,005,000	840,431
			$1,282,219
Electronics – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$457,000	$457,201
Broadcom, Inc., 4.25%, 4/15/2026 (n)		271,000	278,610
Qorvo, Inc., 5.5%, 7/15/2026		1,270,000	1,355,751
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		1,090,000	1,182,650
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,455,000	1,542,300
			$4,816,512
Emerging Market Quasi-Sovereign – 4.8%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$400,000	$495,000
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)		1,337,000	1,718,045
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,224,000	1,277,856
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (n)		1,286,000	1,487,838
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049 (n)		483,000	560,285
Empresa Nacional del Petroleo, 3.75%, 8/05/2026		568,000	595,798
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (n)		767,000	889,129
Empresas Publicas de Medellin, 4.25%, 7/18/2029 (n)		426,000	447,598
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		1,022,000	1,108,473
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028		624,000	675,087
KazMunayGas National Co., JSC, 5.375%, 4/24/2030 (n)		500,000	579,850
KazTransGas JSC, 4.375%, 9/26/2027		250,000	263,615
NTPC Ltd., 4.25%, 2/26/2026		442,000	472,121
Office Cherifien des Phosphates, 6.875%, 4/25/2044		200,000	248,654
Petrobras Global Finance B.V., 5.75%, 2/01/2029		1,395,000	1,510,785
Petrobras Global Finance B.V., 6.9%, 3/19/2049		916,000	1,040,118
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,062,000	1,197,405

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Petroleos del Peru S.A., 4.75%, 6/19/2032		$275,000	$310,062
Petroleos Mexicanos, 6.5%, 1/23/2029		615,000	624,311
Power Finance Corp. Ltd., 3.75%, 12/06/2027		200,000	199,839
Power Finance Corp. Ltd., 5.25%, 8/10/2028		450,000	497,570
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		944,000	1,247,419
PT Pertamina (Persero), 3.65%, 7/30/2029		250,000	262,149
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		300,000	339,914
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,315,000	1,551,119
State Bank of India (London), 4.375%, 1/24/2024		200,000	212,455
			$19,812,495
Emerging Market Sovereign – 10.7%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,486,000	$1,714,553
Arab Republic of Egypt, 8.5%, 1/31/2047		$1,595,000	1,731,149
Dominican Republic, 5.95%, 1/25/2027		489,000	536,071
Dominican Republic, 6%, 7/19/2028 (n)		550,000	607,068
Dominican Republic, 6.4%, 6/05/2049 (n)		1,367,000	1,498,587
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		313,000	342,785
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		798,000	876,373
Federative Republic of Brazil, 4.5%, 5/30/2029		400,000	422,500
Government of Jamaica, 7.875%, 7/28/2045		479,000	618,629
Government of Ukraine, 7.75%, 9/01/2024		1,047,000	1,119,088
Government of Ukraine, 7.75%, 9/01/2027		1,149,000	1,215,941
Hellenic Republic, 3.875%, 3/12/2029	EUR	5,492,000	7,223,753
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		$934,000	1,076,693
Oriental Republic of Uruguay, 4.375%, 1/23/2031		500,000	566,250
Republic of Angola, 9.375%, 5/08/2048		954,000	1,006,275
Republic of Argentina, 3.75%, 12/31/2038		300,000	106,500
Republic of Colombia, 5.2%, 5/15/2049		989,000	1,240,206
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	1,035,121
Republic of Croatia, 1.125%, 6/19/2029		1,050,000	1,224,789
Republic of Ghana, 8.125%, 3/26/2032 (n)		$610,000	596,275
Republic of Guatemala, 4.9%, 6/01/2030 (n)		300,000	322,260
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	925,609
Republic of Hungary, 7.625%, 3/29/2041		470,000	790,117
Republic of Indonesia, 3.5%, 1/11/2028		600,000	630,662
Republic of Indonesia, 8.25%, 5/15/2029	IDR	21,298,000,000	1,598,288
Republic of Indonesia, 8.375%, 3/15/2034		20,260,000,000	1,506,681
Republic of Kenya, 8%, 5/22/2032 (n)		$1,028,000	1,087,203
Republic of Paraguay, 6.1%, 8/11/2044 (n)		300,000	376,200
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,240,000	1,464,270
Republic of South Africa, 4.875%, 4/14/2026		$260,000	271,700
Republic of South Africa, 5.875%, 6/22/2030		409,000	449,691
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		1,348,000	1,340,032
Republic of Turkey, 7.375%, 2/05/2025		400,000	414,160
Republic of Turkey, 4.875%, 10/09/2026		1,032,000	923,683
Russian Federation, 4.75%, 5/27/2026		800,000	874,000
Russian Federation, 4.375%, 3/21/2029		1,000,000	1,075,006
Russian Federation, 5.1%, 3/28/2035 (n)		600,000	678,000
State of Qatar, 4%, 3/14/2029 (n)		683,000	779,474
State of Qatar, 4.817%, 3/14/2049 (n)		1,483,000	1,908,132
United Mexican States, 4.5%, 4/22/2029		1,500,000	1,655,640
United Mexican States, 4.6%, 2/10/2048		200,000	218,502
			$44,047,916
Energy - Independent – 1.4%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$451,812	$370
Callon Petroleum Co., 6.375%, 7/01/2026		685,000	664,450
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		720,000	712,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Jagged Peak Energy LLC, 5.875%, 5/01/2026		$465,000	$466,627
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		920,000	915,400
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)		65,000	65,975
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		825,000	849,750
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)		680,000	28,900
SM Energy Co., 6.75%, 9/15/2026		405,000	344,250
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	1,020,414
Ultrapar International S.A., 5.25%, 6/06/2029 (n)		349,000	365,927
Whiting Petroleum Corp., 6.625%, 1/15/2026		23,000	16,645
WPX Energy, Inc., 5.75%, 6/01/2026		380,000	394,250
			$5,845,758
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$487,000	$518,713
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	219,483
OMV AG, 1%, 7/03/2034	EUR	70,000	80,734
			$818,930
Engineering - Construction – 0.1%
Vinci S.A., 3.75%, 4/10/2029 (z)		$303,000	$335,474
Entertainment – 1.1%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025		$455,000	$432,250
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)		260,000	269,425
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,805,000	1,924,581
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,875,000	1,940,625
			$4,566,881
Financial Institutions – 1.8%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$379,000	$388,729
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	320,000	385,093
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$350,000	361,375
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		405,000	429,989
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		381,000	392,125
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	139,132
Cabot Financial (Luxembourg) S.A., 7.5%, 10/01/2023	GBP	320,000	403,783
GE Capital International Funding Co., 3.373%, 11/15/2025		$382,000	386,946
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)(z)		1,530,000	1,522,350
OneMain Financial Corp., 6.875%, 3/15/2025		410,000	464,838
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,620,000	1,751,868
Wand Merger Corp., 8.125%, 7/15/2023 (n)		560,000	579,925
			$7,206,153
Food & Beverages – 2.5%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	150,000	$183,274
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031		100,000	123,922
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$80,000	90,940
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		110,000	144,484
Aramark Services, Inc., 4.75%, 6/01/2026		495,000	507,375
Constellation Brands, Inc., 4.4%, 11/15/2025		227,000	251,839
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		845,000	880,938
Danone S.A., 2.077%, 11/02/2021 (n)		236,000	235,424
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	562,431
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		265,000	278,250
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		865,000	964,475
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		556,000	572,680
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		1,175,000	1,228,357
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		920,000	960,250
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		760,000	776,082

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)		$410,000	$426,400
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		580,000	624,950
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,235,000	1,276,656
			$10,088,727
Forest & Paper Products – 0.2%
Suzano Austria GmbH, 6%, 1/15/2029		$289,000	$320,414
Suzano Austria GmbH, 5%, 1/15/2030		450,000	463,500
			$783,914
Gaming & Lodging – 2.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$715,000	$732,875
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		1,060,000	1,165,449
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		475,000	521,389
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026		980,000	1,034,390
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,065,000	1,099,612
Las Vegas Sands Corp., 3.9%, 8/08/2029		101,000	104,011
Marriott Vacations Worldwide Corp./ILG, Inc., 5.625%, 4/15/2023		870,000	875,438
MGM Growth Properties LLC, 4.5%, 9/01/2026		1,375,000	1,440,312
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		495,000	495,619
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		835,000	855,875
Scientific Games Corp., 8.25%, 3/15/2026 (n)		350,000	371,000
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		1,250,000	1,309,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		1,025,000	1,081,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)		105,000	108,806
			$11,195,526
Industrial – 0.5%
Bilfinger SE, 4.5%, 6/14/2024	EUR	300,000	$348,845
Investor AB, 1.5%, 6/20/2039		100,000	124,643
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,475,000	1,519,250
			$1,992,738
Insurance – 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	110,000	$133,533
American International Group, Inc., 3.875%, 1/15/2035		$225,000	238,759
Argentum Zurich Insurance, 3.5%, 10/01/2046	EUR	200,000	260,112
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		200,000	251,837
Prudential PLC, 3.875% to 7/20/2024, FLR (GBP Government Yield-5yr. + 3.5%) to 7/20/2029, FLR (GBP Government Yield - 5yr. + 4.5%) to 7/20/2049	GBP	100,000	123,623
			$1,007,864
Insurance - Health – 0.3%
Centene Corp., 6.125%, 2/15/2024		$590,000	$618,320
Centene Corp., 5.375%, 6/01/2026 (n)		705,000	753,680
			$1,372,000
Insurance - Property & Casualty – 0.9%
AssuredPartners, Inc., 7%, 8/15/2025 (n)		$875,000	$872,813
Berkshire Hathaway Finance Corp., 2.375%, 6/19/2039	GBP	100,000	131,722
Berkshire Hathaway Finance Corp., 2.625%, 6/19/2059		100,000	142,099
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$234,000	241,458
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	227,549
Chubb INA Holdings, Inc., 0.875%, 6/15/2027	EUR	100,000	115,290
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		126,000	172,906
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		$202,000	210,759
Hub International Ltd., 7%, 5/01/2026 (n)		830,000	842,450
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		159,000	167,876
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	100,000	124,797

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$131,000	$156,353
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	200,000	257,011
XLIT Ltd., 3.25%, 6/29/2047	EUR	130,000	160,467
			$3,823,550
International Market Quasi-Sovereign – 0.4%
Electricite de France, 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 7/22/2049	GBP	300,000	$396,017
ESB Finance DAC, 1.125%, 6/11/2030	EUR	100,000	119,050
KFW German Government Development Bank, 1.125%, 6/15/2037		510,000	684,188
Landsbanki Islands HF, 1.125%, 1/19/2024		300,000	331,710
Vattenfall AB, 0.5%, 6/24/2026		100,000	113,867
			$1,644,832
International Market Sovereign – 14.9%
Bundesrepublik Deutschland, 0.25%, 8/15/2028	EUR	937,000	$1,127,394
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	585,000	453,112
Commonwealth of Australia, 2.75%, 6/21/2035		5,940,000	4,937,852
Federal Republic of Germany, 3.25%, 7/04/2042	EUR	780,000	1,591,948
Federal Republic of Germany, 2.5%, 7/04/2044		925,000	1,747,350
French Government, 1.25%, 5/25/2036		1,560,000	2,073,774
Government of Bermuda, 4.75%, 2/15/2029 (n)		$487,000	561,268
Government of Canada, 1.5%, 6/01/2026	CAD	10,744,000	8,241,424
Government of Canada, 5.75%, 6/01/2033		860,000	1,009,069
Government of Canada, 5%, 6/01/2037		490,000	576,101
Government of Japan, 2.4%, 3/20/2037	JPY	533,100,000	7,141,036
Government of Japan, 0.5%, 6/20/2038		561,300,000	5,753,226
Government of Japan, 2.3%, 3/20/2040		90,300,000	1,239,176
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	1,280,000	1,842,161
Kingdom of Spain, 1.95%, 7/30/2030		750,000	984,504
Kingdom of Spain, 1.85%, 7/30/2035		3,500,000	4,620,209
Kingdom of Spain, 5.15%, 10/31/2044		470,000	1,016,374
Obrigacoes do Tesouro, 2.25%, 4/18/2034		1,650,000	2,259,280
Republic of Italy, 3.5%, 3/01/2030		2,455,000	3,328,896
Republic of Italy, 4%, 2/01/2037		210,000	313,035
Republic of Italy, 3.1%, 3/01/2040		1,630,000	2,187,154
Republic of Portugal, 4.1%, 4/15/2037		355,000	611,577
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	1,875,000	3,302,645
United Kingdom Treasury, 1.75%, 9/07/2037		750,000	1,045,839
United Kingdom Treasury, 3.25%, 1/22/2044		1,163,000	2,100,772
United Kingdom Treasury, 3.75%, 7/22/2052		510,000	1,103,407
			$61,168,583
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$259,005
Province of British Columbia, 2.3%, 6/18/2026		370,000	288,533
			$547,538
Machinery & Tools – 0.1%
Atlas Copco Finance DAC, 0.125%, 9/03/2029	EUR	100,000	$109,410
John Deere Cash Management S.A., 1.65%, 6/13/2039		120,000	149,842
			$259,252
Major Banks – 2.1%
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	100,000	$119,890
Bank of America Corp., 2.625%, 4/19/2021		$370,000	373,463
Bank of America Corp., 3.5%, 4/19/2026		400,000	428,221
Bank of America Corp., 3.248%, 10/21/2027		462,000	487,476
Bank of Ireland Group PLC, 0.75%, 7/08/2024	EUR	100,000	109,921

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of New York Mellon Corp., 2.95%, 1/29/2023		$414,000	$426,787
Bankinter S.A., 0.875%, 7/08/2026	EUR	200,000	224,131
Barclays Bank PLC, 6%, 1/14/2021		250,000	294,790
Barclays PLC, 3.125%, 1/17/2024	GBP	150,000	188,866
Barclays PLC, 7.875%, 12/29/2049		$400,000	415,944
Credit Suisse Group AG, 1.25%, 7/17/2025	EUR	150,000	173,150
Credit Suisse Group AG, 1%, 6/24/2027		100,000	113,837
Credit Suisse Group AG, 1% to 6/24/2026, FLR (EUR ICE Swap Rate - 1yr. + 1.05%) to 6/24/2027		250,000	284,549
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$400,000	425,816
Erste Group Bank AG, 0.875%, 5/22/2026	EUR	100,000	115,030
HSBC Holdings PLC, 4.375%, 11/23/2026		$269,000	289,124
JPMorgan Chase & Co., 2.95%, 10/01/2026		201,000	208,460
JPMorgan Chase & Co., 3.54%, 5/01/2028		291,000	311,890
JPMorgan Chase & Co., 4.26%, 2/22/2048		153,000	185,879
Morgan Stanley, 3.125%, 7/27/2026		426,000	442,438
Nationwide Building Society, 1.5%, 3/08/2026	EUR	100,000	113,931
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024		100,000	112,293
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$439,000	473,915
Svenska Handelsbanken AB, 5.25%, 12/29/2049		239,000	240,195
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		1,020,000	1,088,054
UBS Group Funding (Switzerland) AG, 1.5% to 1/31/2024, FLR (Swap Rate - 5yr. + 4.34%) to 11/30/2024	EUR	300,000	350,836
UniCredit S.p.A., 1.625% to 7/03/2024, FLR (EURIBOR - 3mo. + 1.9%) to 7/03/2025		250,000	282,366
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$350,000	376,350
			$8,657,602
Medical & Health Technology & Services – 3.9%
Avantor, Inc., 9%, 10/01/2025 (n)		$910,000	$1,023,750
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		175,000	170,625
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	250,000	287,654
Becton, Dickinson and Co., 0.632%, 6/04/2023		100,000	111,936
Becton, Dickinson and Co., 3.734%, 12/15/2024		$239,000	254,287
Cigna Corp., 4.125%, 11/15/2025		201,000	218,643
DaVita, Inc., 5%, 5/01/2025		620,000	620,775
Encompass Health Corp., 5.75%, 9/15/2025		350,000	367,938
HCA, Inc., 7.5%, 2/15/2022		795,000	890,249
HCA, Inc., 5.375%, 2/01/2025		2,240,000	2,486,400
HCA, Inc., 5.875%, 2/15/2026		1,175,000	1,340,381
HCA, Inc., 5.625%, 9/01/2028		125,000	142,227
HCA, Inc., 5.125%, 6/15/2039		103,000	113,722
HealthSouth Corp., 5.125%, 3/15/2023		1,230,000	1,249,988
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		465,000	445,238
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,410,000	1,489,312
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	204,708
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	352,229
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)		420,000	375,400
Northwell Healthcare, Inc., 4.26%, 11/01/2047		172,000	200,812
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)		295,000	247,800
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		510,000	538,050
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		735,000	785,531
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)		170,000	113,900
Tenet Healthcare Corp., 6.75%, 6/15/2023		510,000	524,025
Tenet Healthcare Corp., 4.875%, 1/01/2026 (z)		565,000	580,594
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		476,000	501,040
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		500,000	445,150
			$16,082,364

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.8%
Abbott Ireland Financing Co., 1.5%, 9/27/2026	EUR	150,000	$181,174
Abbott Laboratories, 4.9%, 11/30/2046		$300,000	400,881
Teleflex, Inc., 5.25%, 6/15/2024		960,000	988,800
Teleflex, Inc., 4.875%, 6/01/2026		525,000	553,067
Teleflex, Inc., 4.625%, 11/15/2027		1,135,000	1,200,126
			$3,324,048
Metals & Mining – 2.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$540,000	$549,450
Big River Steel LLC, 7.25%, 9/01/2025 (n)		410,000	433,575
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	196,791
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		$870,000	817,800
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		460,000	441,600
Freeport-McMoRan, Inc., 5%, 9/01/2027		580,000	578,550
Freeport-McMoRan, Inc., 5.25%, 9/01/2029		580,000	575,076
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		225,000	213,469
Harsco Corp., 5.75%, 7/31/2027 (n)		570,000	590,662
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		920,000	570,400
Novelis Corp., 5.875%, 9/30/2026 (n)		1,025,000	1,082,656
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		245,000	213,150
Steel Dynamics, Inc., 4.125%, 9/15/2025		475,000	478,563
Steel Dynamics, Inc., 5%, 12/15/2026		950,000	992,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		440,000	416,625
TMS International Corp., 7.25%, 8/15/2025 (n)		745,000	711,475
			$8,862,592
Midstream – 3.1%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,232,000	$1,386,000
AI Candelaria Spain SLU, 7.5%, 12/15/2028		250,000	281,250
APT Pipelines Ltd., 5%, 3/23/2035 (n)		280,000	318,246
Cheniere Energy Partners LP, 5.25%, 10/01/2025		2,030,000	2,098,512
Cheniere Energy, Inc., 5.875%, 3/31/2025		1,775,000	1,979,125
Cosan Ltd., 5.5%, 9/20/2029 (n)		1,207,000	1,227,169
DCP Midstream Operating LP, 4.95%, 4/01/2022		423,000	437,805
DCP Midstream Operating LP, 3.875%, 3/15/2023		605,000	612,562
EnLink Midstream Partners LP, 4.4%, 4/01/2024		828,000	819,720
MPLX LP, 4.5%, 4/15/2038		170,000	175,313
ONEOK, Inc., 4.95%, 7/13/2047		474,000	511,826
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		333,000	353,584
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026 (z)		105,000	109,988
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		550,000	559,454
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)		680,000	697,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		1,095,000	1,129,821
			$12,697,375
Mortgage-Backed – 3.8%
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035		$126,942	$139,888
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		34,855	40,067
Fannie Mae, 6%, 8/01/2034 - 2/01/2037		56,856	64,663
Freddie Mac, 2.811%, 1/25/2025		5,900,000	6,172,199
Freddie Mac, 0.239%, 2/25/2025 (i)		38,000,000	344,128
Freddie Mac, 3.117%, 6/25/2027		4,926,000	5,323,292
Freddie Mac, 3.194%, 7/25/2027		1,073,000	1,166,267
Freddie Mac, 0.26%, 2/25/2028 (i)		36,576,000	488,056
Freddie Mac, 0.426%, 2/25/2028 (i)		15,572,000	407,214
Freddie Mac, 0.248%, 4/25/2028 (i)		15,983,000	197,475
Freddie Mac, 3.9%, 8/25/2028		1,000,000	1,148,616
Freddie Mac, 6%, 8/01/2034		46,176	52,711
			$15,544,576

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, 6%, 7/01/2027		$20,000	$20,440
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 5.45%, 8/15/2028		346,000	407,868
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 4.65%, 8/15/2030		221,000	268,093
Puerto Rico Electric Power Authority Rev., ”PP“, 5%, 7/01/2022		95,000	96,030
			$792,431
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$248,000	$260,872
Natural Gas - Pipeline – 0.4%
Peru LNG, 5.375%, 3/22/2030		$1,558,000	$1,678,761
Network & Telecom – 0.6%
AT&T, Inc., 4.75%, 5/15/2046		$261,000	$291,491
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)		388,000	420,902
C&W Senior Financing Designated Activity, 6.875%, 9/15/2027 (z)		200,000	212,978
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		500,000	530,625
Verizon Communications, Inc., 4.329%, 9/21/2028		484,000	555,516
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		410,000	418,200
			$2,429,712
Oil Services – 0.3%
Apergy Corp., 6.375%, 5/01/2026		$555,000	$557,775
Diamond Offshore Drill Co., 5.7%, 10/15/2039		945,000	585,900
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		105,000	98,175
			$1,241,850
Oils – 0.7%
Marathon Petroleum Corp., 4.75%, 9/15/2044		$200,000	$215,525
Neste Oyj, 1.5%, 6/07/2024	EUR	200,000	232,998
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$810,000	850,500
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023		150,000	154,125
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		610,000	631,905
Phillips 66, 4.875%, 11/15/2044		150,000	179,612
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	479,930
			$2,744,595
Other Banks & Diversified Financials – 0.7%
AIB Group PLC, 1.25%, 5/28/2024	EUR	100,000	$112,532
Belfius Bank S.A., 3.125%, 5/11/2026		200,000	253,188
BPCE S.A., 5.25%, 4/16/2029	GBP	100,000	150,570
Commerzbank AG, 0.625%, 8/28/2024	EUR	90,000	102,179
Commerzbank AG, 1.125%, 6/22/2026		100,000	114,757
Cooperatieve Rabobank U.A., 1.125%, 5/07/2031		100,000	119,873
CYBG PLC, 4%, 9/03/2027	GBP	150,000	180,823
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022		100,000	130,933
JSC Kazkommertsbank, 5.5%, 12/21/2022		$834,460	840,718
KBC Group N.V., 0.5%, 12/03/2029	EUR	100,000	109,557
Macquarie Group Ltd., 1.25%, 3/05/2025		100,000	115,341
UBS AG, 5.125%, 5/15/2024		$447,000	480,731
			$2,711,202
Pharmaceuticals – 0.7%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	130,000	$163,810
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)		$600,000	606,000
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)		150,000	151,688
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)		345,000	234,600
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		368,000	371,680

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		$1,440,000	$1,483,200
			$3,010,978
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$242,000	$271,291
Printing & Publishing – 0.2%
Nielsen Co. Lux S.à r.l., 5%, 2/01/2025 (n)		$105,000	$103,687
Nielsen Finance LLC, 5%, 4/15/2022 (n)		764,000	767,820
			$871,507
Railroad & Shipping – 0.1%
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)		$511,000	$541,915
Real Estate - Apartment – 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	300,000	$347,002
Grand City Properties S.A., 2.5%, 10/24/2069		200,000	220,558
			$567,560
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$670,000	$707,888
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		325,000	346,938
			$1,054,826
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$259,374
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	150,000	179,460
			$438,834
Real Estate - Other – 0.6%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$800,000	$826,000
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		1,390,000	1,475,137
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	250,000	288,422
			$2,589,559
Restaurants – 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$705,000	$720,862
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,740,000	1,840,050
			$2,560,912
Retailers – 1.0%
AA Bond Co. Ltd., 2.75%, 7/31/2043	GBP	200,000	$223,054
AA Bond Co. Ltd., 2.875%, 7/31/2043		175,000	203,440
Best Buy Co., Inc., 4.45%, 10/01/2028		$222,000	242,204
Dollar Tree, Inc., 4.2%, 5/15/2028		25,000	26,634
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)		485,000	492,275
EG Global Finance PLC, 6.75%, 2/07/2025 (n)		400,000	386,000
Home Depot, Inc., 2.625%, 6/01/2022		231,000	236,537
Home Depot, Inc., 3%, 4/01/2026		310,000	328,612
L Brands, Inc., 5.25%, 2/01/2028		865,000	789,313
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)		225,000	214,313
S.A.C.I. Falabella, 3.75%, 4/30/2023		502,000	515,824
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		365,000	365,913
			$4,024,119

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.5%
Koppers, Inc., 6%, 2/15/2025 (n)		$649,000	$631,152
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,200,000	1,224,000
			$1,855,152
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024		$395,000	$407,344
Penske Automotive Group Co., 5.5%, 5/15/2026		515,000	539,462
PetSmart, Inc., 5.875%, 6/01/2025 (n)		161,000	157,780
Richemont International S.A., 1.5%, 3/26/2030	EUR	100,000	125,397
			$1,229,983
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024		$291,000	$304,823
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		225,000	230,625
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (z)		45,000	47,424
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		1,553,000	1,648,509
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	214,374
			$2,445,755
Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	$117,223
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		210,000	165,728
			$282,951
Telecommunications - Wireless – 3.7%
Altice France S.A., 6.25%, 5/15/2024 (n)		$225,000	$231,957
Altice France S.A., 8.125%, 2/01/2027 (n)		675,000	744,188
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		200,000	205,105
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		635,000	656,431
American Tower Corp., REIT, 3.5%, 1/31/2023		465,000	483,191
American Tower Corp., REIT, 4%, 6/01/2025		250,000	268,914
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	166,847
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	376,000
Millicom International Cellular S.A., 5.125%, 1/15/2028		1,554,000	1,616,160
SBA Communications Corp., 4%, 10/01/2022		1,190,000	1,210,825
SBA Communications Corp., 4.875%, 9/01/2024		1,245,000	1,288,575
SBA Tower Trust, 2.898%, 10/15/2044 (n)		220,000	220,028
SFR Group S.A., 7.375%, 5/01/2026 (n)		650,000	693,875
Sprint Corp., 7.875%, 9/15/2023		1,375,000	1,546,875
Sprint Corp., 7.125%, 6/15/2024		1,540,000	1,702,409
Sprint Nextel Corp., 6%, 11/15/2022		455,000	484,288
Tele2 AB Co., 2.125%, 5/15/2028	EUR	300,000	370,348
T-Mobile USA, Inc., 6.5%, 1/15/2024		$315,000	328,299
T-Mobile USA, Inc., 5.125%, 4/15/2025		860,000	895,965
T-Mobile USA, Inc., 6.5%, 1/15/2026		615,000	661,125
T-Mobile USA, Inc., 5.375%, 4/15/2027		1,100,000	1,190,068
			$15,341,473
Tobacco – 0.1%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	120,000	$141,222
Imperial Brands Finance PLC, 1.375%, 1/27/2025		150,000	172,472
Philip Morris International, Inc., 1.45%, 8/01/2039		200,000	212,277
			$525,971
Transportation - Services – 0.6%
Abertis Infraestructuras S.A., 2.375%, 9/27/2027	EUR	100,000	$122,600
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029		$200,000	209,381
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029 (n)		244,000	255,445
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		250,000	360,437

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	$173,214
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		$1,360,000	1,331,100
Transurban Finance Co., 1.75%, 3/29/2028	EUR	100,000	121,640
			$2,573,817
U.S. Treasury Obligations – 12.0%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$13,587,000	$17,408,874
U.S. Treasury Bonds, 3.125%, 2/15/2043		2,021,000	2,477,304
U.S. Treasury Notes, 2%, 11/15/2026 (f)		21,251,000	22,040,442
U.S. Treasury Notes, 2.25%, 11/15/2027		6,378,000	6,755,448
U.S. Treasury Notes, 2.375%, 5/15/2029		640,000	689,725
			$49,371,793
Utilities - Electric Power – 3.5%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,788,000	$1,832,700
Calpine Corp., 5.75%, 1/15/2025		185,000	187,775
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)		1,945,000	2,027,701
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		200,000	218,250
Covanta Holding Corp., 5.875%, 3/01/2024		630,000	647,325
Covanta Holding Corp., 6%, 1/01/2027		235,000	244,400
Drax Finco PLC, 6.625%, 11/01/2025 (n)		650,000	671,125
Duke Energy Corp., 4.2%, 6/15/2049		302,000	344,521
Duke Energy Florida LLC, 3.2%, 1/15/2027		310,000	328,663
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	207,144
Emera U.S. Finance LP, 2.7%, 6/15/2021		98,000	98,704
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	118,179
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		200,000	202,920
Exelon Corp., 3.497%, 6/01/2022		151,000	155,216
Greenko Dutch B.V., 5.25%, 7/24/2024		877,000	877,438
Iberdrola International B.V., 3.25% to 11/12/2024, FLR (EUR Swap Rate - 5yr. + 2.973%) to 2/12/2030, FLR (EUR Swap Rate - 5yr. + 3.223%) to 2/12/2045, FLR (EUR Swap Rate - 5yr. + 3.973%) to 2/12/2068	EUR	200,000	242,522
innogy Finance B.V., 1.5%, 7/31/2029		200,000	243,676
innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	159,013
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$949,660	1,125,973
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	284,392
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		377,000	402,881
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,175,000	1,218,475
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		355,000	364,763
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		515,000	529,162
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	258,810
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		866,032	888,876
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		10,000	10,275
Virginia Electric & Power Co., 3.5%, 3/15/2027		475,000	511,949
			$14,402,828
Total Bonds			$491,120,439
Common Stocks – 0.2%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)		110,829	$185,934
Energy - Independent – 0.0%
Frontera Energy Corp.		16,354	$157,840
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$311,061
Total Common Stocks			$654,835

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Bonds – 0.0%
Cable TV – 0.0%
DISH Network Corp., 3.375%, 8/15/2026	$220,000	$202,456
Floating Rate Loans (r) – 0.0%
Conglomerates – 0.0%
Gates Global LLC, Term Loan B2, 4.862%, 4/01/2024	$119,091	$116,021
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	274	$137
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	274	68
Total Warrants				$205

Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 2.17% (v)	9,496,642	$9,497,591
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – September 2019 @ EUR 73	Put	Merrill Lynch International	$18,509,945	EUR 16,400,000	$767
Other Assets, Less Liabilities – (22.1)%	(90,861,782)
Net Assets – 100.0%	$410,730,532
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,497,591 and $492,094,723, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $178,201,111, representing 43.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-4/02/13	$482,712	$370
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028	8/01/19	45,000	47,424
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.739% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	308,159	301,246
C&W Senior Financing Designated Activity, 6.875%, 9/15/2027	8/22/19	212,480	212,978
Commercial Mortgage Pass-Through Certificates, 2019-BNK19, 3.183%, 8/15/2061	7/23/19	2,059,860	2,151,116

Portfolio of Investments (unaudited) – continued
Restricted Securities − continued	Acquisition Date	Cost	Value
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026	7/18/19	$290,000	$304,500
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	7/18/19-8/21/19	458,234	476,612
Dryden Senior Loan Fund, 2013-26A, ”AR“, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	592,000	587,025
Element Solutions, Inc., 5.875%, 12/01/2025	8/28/19	141,070	140,906
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026	8/02/19	295,000	299,425
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024	7/29/19	1,530,000	1,522,350
HarbourView CLO VII Ltd., 7RA, ”B“, FLR, 4% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	940,000	926,387
iHeartCommunications, Inc., 5.25%, 8/15/2027	8/01/19-8/21/19	167,135	173,486
MTS Systems Corp., 5.75%, 8/15/2027	7/11/19-7/12/19	428,775	444,125
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026	7/12/19-7/15/19	110,462	109,988
Tenet Healthcare Corp., 4.875%, 1/01/2026	8/12/19-8/21/19	568,038	580,594
Trivium Packaging Finance B.V., 8.5%, 8/15/2027	7/19/19-7/22/19	408,436	430,000
Vinci S.A., 3.75%, 4/10/2029	4/03/19	302,273	335,474
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	7/12/19	106,597	108,806
Total Restricted Securities			$9,152,812
% of Net assets			2.2%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
Derivative Contracts at 8/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	9,000	USD	6,061	Citibank N.A.	10/11/2019	$7
EUR	231,211	USD	254,605	UBS AG	10/11/2019	248
GBP	166,610	USD	202,991	Barclays Bank PLC	10/11/2019	67

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
INR	205,889,000	USD	2,846,129	JPMorgan Chase Bank N.A.	11/04/2019	$16,820
JPY	106,184,000	USD	990,692	UBS AG	10/11/2019	11,547
USD	8,679,829	AUD	12,398,887	JPMorgan Chase Bank N.A.	10/11/2019	320,335
USD	403,015	AUD	594,000	NatWest Markets PLC	10/11/2019	2,532
USD	763,889	CAD	996,408	Citibank N.A.	10/11/2019	15,062
USD	408,663	CAD	543,000	Goldman Sachs International	10/11/2019	584
USD	1,015,274	CAD	1,348,000	NatWest Markets PLC	10/11/2019	2,217
USD	13,181,505	CAD	17,240,320	State Street Bank Corp.	10/11/2019	224,946
USD	1,534,459	CAD	2,039,466	UBS AG	10/11/2019	1,746
USD	2,000,423	CLP	1,420,000,000	Goldman Sachs International	10/24/2019	31,585
USD	10,343	EUR	9,219	Brown Brothers Harriman	10/11/2019	181
USD	50,822,861	EUR	44,992,667	Citibank N.A.	10/11/2019	1,229,484
USD	1,350,646	EUR	1,199,839	Deutsche Bank AG	10/11/2019	28,117
USD	1,195,791	EUR	1,059,000	JPMorgan Chase Bank N.A.	10/11/2019	28,504
USD	606,608	EUR	547,359	NatWest Markets PLC	10/11/2019	3,279
USD	6,935	EUR	6,214	UBS AG	9/11/2019	102
USD	10,187,128	EUR	9,105,261	UBS AG	10/11/2019	150,812
USD	183,879	GBP	149,384	Brown Brothers Harriman	10/11/2019	1,816
USD	1,784,939	GBP	1,424,176	Citibank N.A.	10/11/2019	49,209
USD	12,310,230	GBP	9,806,877	Deutsche Bank AG	10/11/2019	358,000
USD	401,593	GBP	321,000	Merrill Lynch International	10/11/2019	10,372
USD	1,213,408	GBP	970,000	NatWest Markets PLC	10/11/2019	31,210
USD	1,460,939	GBP	1,182,374	UBS AG	10/11/2019	19,910
USD	258,574	IDR	3,633,746,000	JPMorgan Chase Bank N.A.	9/06/2019	2,462
USD	1,804,448	INR	129,000,000	Goldman Sachs International	9/17/2019	458
USD	519,266	JPY	55,000,000	Goldman Sachs International	10/11/2019	137
USD	329,740	JPY	34,798,192	Merrill Lynch International	10/11/2019	1,290
USD	1,987,440	KRW	2,391,884,000	JPMorgan Chase Bank N.A.	9/05/2019	12,672
USD	2,963,059	KRW	3,579,079,500	JPMorgan Chase Bank N.A.	12/03/2019	454
USD	1,414,600	NOK	12,664,000	BNP Paribas S.A.	10/11/2019	23,579
USD	2,815,188	NOK	25,059,000	Goldman Sachs International	10/11/2019	62,692
USD	1,272,206	NOK	11,390,000	JPMorgan Chase Bank N.A.	10/11/2019	21,121
USD	3,011,316	NZD	4,599,000	Goldman Sachs International	10/11/2019	110,459
USD	2,948,533	NZD	4,454,570	NatWest Markets PLC	10/11/2019	138,777
USD	302,506	NZD	470,000	UBS AG	10/11/2019	6,050
USD	3,907,197	SEK	36,814,000	Citibank N.A.	10/11/2019	146,884
USD	1,013,313	SEK	9,774,000	JPMorgan Chase Bank N.A.	10/11/2019	14,962
USD	993,361	SEK	9,265,000	UBS AG	10/11/2019	47,001
USD	1,487,097	ZAR	21,017,147	JPMorgan Chase Bank N.A.	10/11/2019	108,244
						$3,235,934
Liability Derivatives
AUD	1,784,000	USD	1,219,361	NatWest Markets PLC	10/11/2019	$(16,565)
AUD	1,070,095	USD	754,021	UBS AG	10/11/2019	(32,549)
BRL	3,713,000	USD	975,001	Goldman Sachs International	10/02/2019	(80,046)
CAD	176,852	USD	134,677	Brown Brothers Harriman	10/11/2019	(1,768)
CAD	95,726	USD	72,427	Citibank N.A.	10/11/2019	(486)
CAD	2,625,000	USD	2,012,800	JPMorgan Chase Bank N.A.	10/11/2019	(40,043)
CAD	214,000	USD	161,002	NatWest Markets PLC	10/11/2019	(175)
CHF	33,082	USD	33,582	UBS AG	10/11/2019	(43)
DKK	31,439	USD	4,778	UBS AG	10/11/2019	(130)
EUR	1,586,898	USD	1,766,796	Goldman Sachs International	10/11/2019	(17,632)
EUR	217,271	USD	243,064	NatWest Markets PLC	10/11/2019	(3,576)
EUR	6,362,152	USD	7,173,004	UBS AG	10/11/2019	(160,292)
GBP	102,954	USD	127,951	Citibank N.A.	10/11/2019	(2,474)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
GBP	1,179,669	USD	1,448,688	UBS AG	10/11/2019	$(10,955)
INR	205,889,000	USD	2,967,855	JPMorgan Chase Bank N.A.	9/05/2019	(84,875)
INR	140,000,000	USD	2,029,515	JPMorgan Chase Bank N.A.	9/17/2019	(71,696)
KRW	3,597,320,000	USD	2,971,091	JPMorgan Chase Bank N.A.	9/05/2019	(1,101)
MXN	37,091,265	USD	1,898,621	Citibank N.A.	10/11/2019	(59,656)
NOK	50,912,801	USD	5,944,580	Citibank N.A.	10/11/2019	(352,288)
NZD	1,469,000	USD	997,084	Barclays Bank PLC	10/11/2019	(70,500)
PLN	7,517,000	USD	1,989,043	Goldman Sachs International	10/11/2019	(99,551)
SEK	27,122,000	USD	2,830,390	Goldman Sachs International	10/11/2019	(60,053)
SGD	2,142	USD	1,575	NatWest Markets PLC	10/11/2019	(31)
ZAR	21,673,203	USD	1,512,193	UBS AG	10/11/2019	(90,298)
USD	891,370	BRL	3,713,000	Goldman Sachs International	10/02/2019	(3,585)
USD	819,273	GBP	672,467	Citibank N.A.	10/11/2019	(303)
USD	120,340	GBP	99,525	Deutsche Bank AG	10/11/2019	(958)
USD	406,897	GBP	334,000	NatWest Markets PLC	10/11/2019	(168)
USD	2,951,113	IDR	42,050,413,000	JPMorgan Chase Bank N.A.	9/06/2019	(12,673)
USD	2,870,733	INR	205,889,000	JPMorgan Chase Bank N.A.	9/05/2019	(12,246)
USD	5,921,186	JPY	638,688,744	HSBC Bank	10/11/2019	(107,208)
USD	989,441	KRW	1,205,436,000	Barclays Bank PLC	9/05/2019	(5,781)
						$(1,399,705)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	1	$165,250	December – 2019	$559
U.S. Treasury Note 10 yr	Short	USD	412	54,268,125	December – 2019	59,329
U.S. Treasury Ultra Bond	Long	USD	7	1,382,063	December – 2019	3,364
U.S. Treasury Ultra Note 10 yr	Short	USD	34	4,910,875	December – 2019	3,624
						$66,876
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	204	$30,543,601	September – 2019	$(529,579)
Euro-Bund 10 yr	Short	EUR	94	18,502,940	September – 2019	(812,450)
U.S. Treasury Note 2 yr	Long	USD	2	432,234	December – 2019	(70)
U.S. Treasury Note 5 yr	Long	USD	45	5,398,945	December – 2019	(136)
						$(1,342,235)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/24	EUR	200,000	JPMorgan Chase Bank N.A.	5.00%/Quarterly	(1)	$337	$38,762	$39,099
6/20/24	EUR	300,000	Goldman Sachs International	1.00%/Quarterly	(2)	1,286	6,394	7,680
						$1,623	$45,156	$46,779
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 3.375%, 9/30/2020, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Vodafone Group PLC, 1.00%, 9/11/2020, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At August 31, 2019, the fund had liquid securities with an aggregate value of $1,152,274 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$205	$311,061	$311,266
Mexico	—	185,934	—	185,934
Canada	—	157,840	—	157,840
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	49,371,793	—	49,371,793
Non-U.S. Sovereign Debt	—	126,956,776	—	126,956,776
Municipal Bonds	—	792,431	—	792,431
U.S. Corporate Bonds	—	206,038,525	—	206,038,525
Residential Mortgage-Backed Securities	—	15,544,576	—	15,544,576
Commercial Mortgage-Backed Securities	—	8,774,509	—	8,774,509
Asset-Backed Securities (including CDOs)	—	8,450,109	—	8,450,109
Foreign Bonds	—	75,394,943	—	75,394,943
Floating Rate Loans	—	116,021	—	116,021
Mutual Funds	9,497,591	—	—	9,497,591
Total	$9,497,591	$491,783,662	$311,061	$501,592,314
Other Financial Instruments
Futures Contracts - Assets	$66,876	$—	$—	$66,876
Futures Contracts - Liabilities	(1,342,235)	—	—	(1,342,235)
Forward Foreign Currency Exchange Contracts - Assets	—	3,235,934	—	3,235,934
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,399,705)	—	(1,399,705)
Swap Agreements - Assets	—	46,779	—	46,779
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/18	$546,993
Change in unrealized appreciation or depreciation	(235,932)
Balance as of 8/31/19	$311,061
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2019 is $(235,932). At August 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,623,832	$120,110,869	$122,239,062	$1,089	$863	$9,497,591
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$221,402	$—